SUBSEQUENT EVENTS (Tables)	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
SCHEDULE OF EARNINGS PER SHARE COMMON STOCK EQUIVALENTS ANTI DILUTIVE

	September 30, 2022	December 31, 2021

Warrants for Former Parent warrant holders	767,771	-
Convertible shares under notes payable	9,743,333	-
Warrants for noteholders and placement agent	36,000,000	-
Warrants for equity investors and placement agent	12,960,000	-
Shares to be issued	1,050,000	-
Total common stock equivalents	92,201,189	-